Recoverable Taxes	7 Months Ended
Aug. 07, 2023
Boa Vista Servicos S A [member]
Recoverable Taxes [Line Items]
Recoverable Taxes
8	Recoverable taxes
(a) Current tax assets - Income tax and social contribution

	August 7,	December 31,
	2023	2022
Income tax recoverable	44,911	38,936
Social contribution recoverable	13,443	16,600

Total	58,354	55,536

Current	58,354	55,536
Non-current	—	—
(b) Other tax assets

	August 7,	December 31,
	2023	2022
Social integration program (i)	284	272
Withholding tax	18,912	14,931
Other	367	1,144

Total	19,563	16,347

Current	19,310	15,936
Non-current	253	411

(i)	Refers to Social Integration Program (PIS) and Social Contribution on Revenues (COFINS).